CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share capital	Additional paid-in capital	Capital reserve from marketable securities available-for-sale	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2015	$ 670	$ 104,486	$ (54)	$ (88,151)	$ 16,951
Total comprehensive loss:
Net loss				(14,403)	(14,403)
Other comprehensive loss, net of tax			9	(107)	(98)
Total comprehensive loss			9	(14,510)	(14,501)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	1	16			17
Issuance of shares and warrants, net of issuance costs	8	990			998
Share-based payment				1,776	1,776
Ending Balance at Dec. 31, 2016	679	105,492	(45)	(100,885)	5,241
Total comprehensive loss:
Net loss				(5,301)	(5,301)
Other comprehensive loss, net of tax			158	(112)	46
Total comprehensive loss			158	(5,413)	(5,255)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	4	93			97
Share-based payment				1,294	1,294
Ending Balance at Dec. 31, 2017	683	105,585	113	(105,004)	1,377
Total comprehensive loss:
Net loss				(1,515)	(1,515)	[1],[2]
Other comprehensive loss, net of tax			(113)		(113)	[1]
Total comprehensive loss			(113)	(1,515)	(1,628)	[1]
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	1	24			25
Issuance of shares in a private offering, net of share issuance costs	62	5,739			5,801
Share-based payment				766	766
Capital reserve from transactions with shareholders		85			85
Ending Balance at Sep. 30, 2018	746	111,433		(105,753)	6,426
Beginning Balance at Dec. 31, 2017	683	105,585	113	(105,004)	1,377
Total comprehensive loss:
Net loss				(1,729)	(1,729)
Other comprehensive loss, net of tax			(113)	166	53
Total comprehensive loss			$ (113)	(1,563)	(1,676)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	3	77			80
Issuance of shares in a private offering, net of share issuance costs	62	5,739			5,801
Share-based payment				1,021	1,021
Capital reserve from transactions with shareholders		85			85
Ending Balance at Dec. 31, 2018	748	111,486		(105,546)	6,688
Total comprehensive loss:
Net loss					(4,269)
Total comprehensive loss				(4,269)	(4,269)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	1	24			25
Issuance of shares in a private offering, net of share issuance costs	125	13,841			13,966
Share-based payment				886	886
Ending Balance at Sep. 30, 2019	$ 874	$ 125,351		$ (108,929)	$ 17,296

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.
[2]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.